Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103-7098 Telephone (215) 564-8000

Direct Dial - (215) 564-8198	1933 Act Rule 485(a)(1)
1933 Act File No. 333-111986
1940 Act File No. 811-21475

September 26, 2013

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	RBC Funds Trust
File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

          Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (the “Amendment”) of RBC Funds Trust (the “Registrant”). The purpose of the Amendment is to reflect changes to the Access Capital Community Investment Fund’s (the “Access Fund”) investment policy and the addition of a new share class—Class A—to the RBC BlueBay Funds. As noted on the facing sheet, this Amendment relates to only the share classes of the following series of the Registrant: the Access Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund.

          Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare